PROPERTY, PLANT AND EQUIPMENT, NET - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	$ 2,571	$ 5,196	$ 6,153
Impairment charges	$ 0	$ 0	$ 0